Assets Held for Sale and Other Current Assets	12 Months Ended
Dec. 31, 2025
Disclosure [Abstract]
Assets Held for Sale and Other Current Assets
13)	ASSETS HELD FOR SALE AND OTHER CURRENT ASSETS
As of December 31, 2025 and 2024, assets held for sale and other current assets were detailed as follows:

	2025	2024
Assets held for sale	$42	265
Other current assets	102	105
	$144	370
For the year ended December 31, 2024, assets held for sale include the carrying amounts of Cemex’s operation in the Dominican Republic (note 5.2) for $229 and other assets held for sale of $36. As of December 31, 2025 and 2024, other current assets primarily consist of advance payments to inventory suppliers.